Warrants (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Feb. 07, 2014	Jan. 03, 2014	Dec. 31, 2013
Stock compensation expense	$ 242,146	$ 230,833
Warrant price per share			$ 0.625	$ 0.625	$ 0.625
Number of common stock value issued	60,000
Warrant [Member]
Stock compensation expense	$ 0	$ 0
Warrants to purchase an aggregate number of shares	392,047	676,426
Warrant Exercise [Member]
Number of common stock shares issued	233,217
Cashless exercise of warrants	298,000
Warrant price per share	$ 0.10
Aggregate fair market value of common stock withheld	64,783
Warrant Exercise One [Member]
Number of common stock shares issued	500,000
Cashless exercise of warrants	500,000
Warrant price per share	$ 0.08
Number of common stock value issued	$ 40,000